FOREIGN CURRENCY TRANSLATION (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Foreign Currency Translation [Abstract]
Summary of foreign currency translation
The company’s foreign currency translation for the year ended December 31 shown in the consolidated statements of comprehensive income (loss) is comprised of the following:

(MILLIONS)	Notes	2020	2019	2018
Foreign currency translation on:
Property, plant and equipment, at fair value	10	$(624)	$(174)	$(915)
Borrowings	12	(87)	25	262
Deferred income tax liabilities and assets	9	60	19	101
Other assets and liabilities		(41)	(8)	(112)
		$(692)	$(138)	$(664)